Business Segments Information - Schedule of Additional Financial Information Attributable to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 693,021	$ 626,342	$ 1,069,009	$ 1,017,041	$ 1,013,756
Gross profit	154,475	139,222	212,891	209,311	195,358
Segment Adjusted EBITDA	109,663	101,109	147,009	129,759	116,873
Interest expense, net	8,953	7,967	16,141	16,095	21,837
Depreciation and amortization	27,486	27,988	55,898	55,605	55,171
Equity in net income (loss) of unconsolidated affiliates	(623)	(345)	(1,592)	387	704
Capital expenditures	15,643	21,700	40,288	40,004	26,467
Investment in unconsolidated affiliates	30,113		25,231	22,012	20,758
Total identifiable assets	1,018,224		937,595	907,739	905,028
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total identifiable assets	(15,458)		(13,308)	(1,967)	(2,411)
Domestic Segment [Member]
Segment Reporting Information [Line Items]
Net sales	611,124	551,661	935,392	877,744	888,670
Gross profit	139,362	122,830	182,841	177,717	170,518
Segment Adjusted EBITDA	101,893	91,880	131,155	109,726	102,241
Interest expense, net	8,938	7,933	16,093	16,045	21,597
Depreciation and amortization	24,952	25,569	50,660	50,691	49,631
Equity in net income (loss) of unconsolidated affiliates	404	114	417
Capital expenditures	14,835	18,003	36,450	37,800	22,281
Investment in unconsolidated affiliates	8,623		5,202
Domestic Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total identifiable assets	908,041		835,736	795,646	797,297
International Segment [Member]
Segment Reporting Information [Line Items]
Net sales	81,897	74,681	133,617	139,297	125,086
Gross profit	15,113	16,392	30,050	31,594	24,840
Segment Adjusted EBITDA	7,770	9,229	15,854	20,033	14,632
Interest expense, net	15	34	48	50	240
Depreciation and amortization	2,534	2,419	5,238	4,914	5,540
Equity in net income (loss) of unconsolidated affiliates	(1,027)	(459)	(2,009)	387	704
Capital expenditures	808	3,697	3,838	2,204	4,186
Investment in unconsolidated affiliates	21,490		20,029	22,012	20,758
International Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total identifiable assets	$ 125,641		$ 115,167	$ 114,060	$ 110,142